Risk concentrations	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Risk concentrations
Risk concentrations

10.Risk concentrations

As a non-operator, 100% of the Partnership’s wells are operated by third-party operating partners. As a result, the Partnership is highly dependent on the success of these third-party operators. If they are not successful in the development, exploitation, production and exploration activities relating to the Partnership’s leasehold interests, or are unable or unwilling to perform, the Partnership’s financial condition and results of operation could be adversely affected. These risks are heightened in a low commodity price environment, which may present significant challenges to these third-party operators. The Partnership’s third-party operators will make decisions in connection with their operations that may not be in the Partnership’s best interests, and the Partnership may have little or no ability to exercise influence over the operational decisions of its third-party operators.

In the normal course of business, the Partnership maintains its cash balances in financial institutions, which at times may exceed federally insured limits. The Partnership is subject to credit risk to the extent any financial institution with which it conducts business is unable to fulfill contractual obligations on its behalf. Management monitors the financial condition of such financial institutions and does not anticipate any losses from these counterparties. The outbreak of the novel coronavirus and the military conflict between Russia and Ukraine continue to significantly impact the worldwide economy and specific economic sectors. As a result, commodity prices remain volatile, which may impact the Partnership’s performance and may lead to future losses.

11.Risk concentrations

As a non-operator, 100% of the Partnership’s wells are operated by third-party operating partners. As a result, the Partnership is highly dependent on the success of these third-party operators. If they are not successful in the development, exploitation, production and exploration activities relating to the Partnership’s leasehold interests, or are unable or unwilling to perform, the Partnership’s financial condition and results of operation could be adversely affected. These risks are heightened in a low commodity price environment, which may present significant challenges to these third-party operators. The Partnership’s third-party operators will make decisions in connection with their operations that may not be in the Partnership’s best interests, and the Partnership may have little or no ability to exercise influence over the operational decisions of its third-party operators. For the years ended December 31, 2021, 2020 and 2019, the Partnership’s top 3 operators accounted for 48%, 72% and 78%, respectively, of gross oil and natural gas sales.

In the normal course of business, the Partnership maintains its cash balances in financial institutions, which at times may exceed federally insured limits. The Partnership is subject to credit risk to the extent any financial institution with which it conducts business is unable to fulfill contractual obligations on its behalf. Management monitors the financial condition of such financial institutions and does not anticipate any losses from these counterparties. The outbreak of the novel coronavirus continues to significantly impact the worldwide economy and specific economic sectors. As a result, commodity prices declined precipitously, which may impact the Partnership’s performance and may lead to future losses.